ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses [Abstract]
Insurance	$ 3,327		$ 3,327		$ 3,229	$ 3,887
Employee compensation and benefits	10,298		10,298		6,270	6,086
Sales and marketing	24,772		24,772		23,282	21,637
Product warranty	7,892		7,892		7,677	9,375
Accrued freight	963		963		498	513
Interest	8,770		8,770		34,183	13,592
Accrued pension	2,577		2,577		2,577	1,961
Accrued environmental liability	470		470		708	448
Accrued taxes	3,443		3,443		2,093	3,123
Other	17,609		17,609		10,364	12,340
Accrued expenses	80,121		80,121		90,881	75,117
Other long-term liabilities [Abstract]
Insurance	1,316		1,316		1,642	2,216
Pension liabilities	11,851		11,851		13,446	9,176
Multi-employer pension withdrawal liability noncurrent	2,675		2,675		2,854	3,079
Product warranty	29,756		29,756		30,935	32,405
Long-term product claim liability	223		223		193	216
Long-term environmental liability	1,990		1,990		1,750	434
Liabilities for tax uncertainties	3,946		3,946		3,546	10,123
Other	6,350		6,350		3,362	2,840
Other long-term liabilities	58,107		58,107		57,728	60,489
Long-term incentive plan [Abstract]
Long term incentive plan expense	500	200	1,400	700	900
Long term incentive plan liability	2,300		2,300		900
Other Liabilities [Abstract]
Payments for restructuring			500
Retention payments accrued within accrued expenses				$ 3,700	$ 3,700